Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2019
Loans and advances to credit institutions
Loans and advances to credit institutions

7.   Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2018	12/31/2019

Classification:
Other financial assets at fair value through profit or loss	98,332	54,138
Financial assets at amortized cost	47,034	36,895
	145,366	91,033
Type:
Reciprocal accounts	15,310	14,597
Time deposits	51	29
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	29,508	14,300
Reverse repurchase agreements	98,332	54,138
Other accounts	2,165	7,969
	145,366	91,033
Currency:
Peso	100,409	73,268
USD	43,986	17,429
Other currencies	971	336
	145,366	91,033

As of December 31, 2018 and 2019, time deposits consist of 51 million pesos and 29 million pesos, respectively related to deposits that the Bank holds in Mexican banks that reprices every 182 days with a fixed interest rate of 1.5%.

As of December 31, 2018 and 2019, 29,508 million pesos and 14,300 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions – Financial assets at amortized cost (see Note 32).

As of December 31, 2018 and 2019, 98,458 million pesos and 54,097 million pesos, respectively, of debt instruments have been received as collaterals in connection with reverse repurchase agreement transactions within Loans and advances to credit institutions - Other financial assets at fair value through profit or loss (see Note 31).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to credit institutions – Financial assets at amortized cost.